Inventories	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]
6.	Inventories:

	December 31,	December 31,
	2016	2015

Finished goods	$1,757	$1,193
Work in process	562	703
Raw materials	2,299	2,505

	$4,618	$4,401

During the year ended December 31, 2016, the Company had a write-down of inventory of $159 (2015 – $2,028). Included in the write-down during the year ended December 31, 2015 is a write-down of $1,125 of repurchased unsold inventory as part of a termination agreement.